Redeemable Convertible Preferred Stock (Details)				1 Months Ended	2 Months Ended	12 Months Ended
	Aug. 02, 2019 USD ($) shares	Jun. 01, 2019 shares	Jun. 01, 2018 shares	Jun. 30, 2017 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Aug. 31, 2019 temporaryEquitySeries $ / shares shares
Temporary Equity [Line Items]
Redeemable convertible preferred stock issued during the period (in shares) | shares						197,821	338,663
Additional preference amount | $				$ 55,000,000.0
Redeemable convertible preferred stock, authorized (in shares) | shares						1,506,487			1,506,487	1,308,663
Number of series of preferred stock | temporaryEquitySeries										3
Redeemable convertible preferred stock, par value (in dollars per share)										$ 0.00001
Proceeds from issuance of redeemable convertible preferred stock | $	$ 118,800,000				$ 117,300,000
Dividends declared | $						$ 0			$ 0
Redeemable convertible preferred stock, conversion ratio						1
Series A Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock issued during the period (in shares) | shares		24,720	24,000	800,000
Redeemable convertible preferred stock issue price (in dollars per share)				$ 122,940
Redeemable convertible preferred stock dividend rate, percent				3.00%
Series A-1 redeemable convertible preferred stock $0.00001 par value: 447,373 shares authorized, issued and outstanding at December 31, 2020 December 31, 2020 and 2019; aggregate liquidation preference of $55,000 at December 31, 2020 and 2019
Temporary Equity [Line Items]
Redeemable convertible preferred stock issued during the period (in shares) | shares	447,373
Redeemable convertible preferred stock issue price (in dollars per share)										$ 376.80
Redeemable convertible preferred stock, authorized (in shares) | shares						447,373	447,373		447,373	447,373
Redeemable convertible preferred stock, par value (in dollars per share)						$ 0.00001	$ 0.00001		$ 0.00001
Series A-2 redeemable convertible preferred stock, $0.00001 par value: 522,627 shares authorized at December 31, 2020 December 31, 2020 and 2019; 401,347 shares authorized, issued and outstanding at December 31, 2020 and 2019; aggregate liquidation preference of $49,342 at December 31, 2020 and 2019
Temporary Equity [Line Items]
Redeemable convertible preferred stock issued during the period (in shares) | shares	401,347
Redeemable convertible preferred stock issue price (in dollars per share)										$ 376.80
Redeemable convertible preferred stock, authorized (in shares) | shares						522,627	522,627		522,627	522,627
Redeemable convertible preferred stock, par value (in dollars per share)						$ 0.00001	$ 0.00001		$ 0.00001
Series B redeemable convertible preferred stock, $0.00001 par value: 338,663 shares authorized, issued and outstanding at December 31, 2020 and 2019; aggregate liquidation preference of $204,302 at December 31, 2020 and 2019
Temporary Equity [Line Items]
Redeemable convertible preferred stock issued during the period (in shares) | shares	338,663
Redeemable convertible preferred stock issue price (in dollars per share)										$ 376.80
Redeemable convertible preferred stock, authorized (in shares) | shares						338,663	338,663		338,663	338,663
Redeemable convertible preferred stock, par value (in dollars per share)						$ 0.00001	$ 0.00001		$ 0.00001
Proceeds from issuance of redeemable convertible preferred stock | $						$ 0	$ 118,824,000	$ 0
Series B redeemable convertible preferred stock, $0.00001 par value: 338,663 shares authorized, issued and outstanding at December 31, 2020 and 2019; aggregate liquidation preference of $204,302 at December 31, 2020 and 2019 | Issue date through third anniversary
Temporary Equity [Line Items]
Liquidation preference (in dollars per share)						$ 603.26
Series B redeemable convertible preferred stock, $0.00001 par value: 338,663 shares authorized, issued and outstanding at December 31, 2020 and 2019; aggregate liquidation preference of $204,302 at December 31, 2020 and 2019 | Third anniversary through fourth anniversaty
Temporary Equity [Line Items]
Liquidation preference (in dollars per share)						612.69
Series B redeemable convertible preferred stock, $0.00001 par value: 338,663 shares authorized, issued and outstanding at December 31, 2020 and 2019; aggregate liquidation preference of $204,302 at December 31, 2020 and 2019 | After fourth anniversary
Temporary Equity [Line Items]
Liquidation preference (in dollars per share)						$ 659.82
Series C redeemable convertible preferred stock, $0.00001 par value: 197,824 shares authorized at December 31, 2020 and no shares authorized at December 31, 2019; 197,821 shares issued and outstanding at December 31, 2020 and no shares issued and outstanding at December 31, 2019; aggregate liquidation preference of $121,397 at December 31, 2020
Temporary Equity [Line Items]
Redeemable convertible preferred stock issued during the period (in shares) | shares					197,821
Redeemable convertible preferred stock issue price (in dollars per share)					$ 613.67
Redeemable convertible preferred stock, authorized (in shares) | shares					197,824	197,824	0		197,824
Redeemable convertible preferred stock, par value (in dollars per share)					$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001
Proceeds from issuance of redeemable convertible preferred stock | $						$ 117,324,000	$ 0	$ 0